Shareholder Report, Average Annual Return (Details)	12 Months Ended
Oct. 31, 2025
C000254885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000254886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000254887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000254888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
BlackRock iBonds 1-5 Year Corporate Ladder Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year Corporate Ladder Index
BlackRock iBonds 1-5 Year High Yield and Income Ladder Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year High Yield and Income Ladder Index
BlackRock iBonds 1-5 Year TIPS Ladder Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year TIPS Ladder Index
BlackRock iBonds 1-5 Year Treasury Ladder Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock iBonds 1-5 Year Treasury Ladder Index